DEBT (New Page Debt) (Details) - USD ($)			12 Months Ended
	Jan. 07, 2015	Feb. 11, 2014	Dec. 31, 2014	Mar. 31, 2015
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate			4.00%
Revolving Credit Facilities | Base rate
Debt Instrument [Line Items]
Variable rate			3.00%
Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity			$ 66,900,000	$ 35,000,000
New Page Holding Inc. | Term Loan | Floating Rate Senior Secured Term Loan
Debt Instrument [Line Items]
Face amount		$ 750,000,000
Effective interest rate, if loan is prepaid prior to first anniversary of closing date		3.00%
Effective interest rate, if loan is prepaid on and after first anniversary of closing date		2.00%
Effective interest rate, if loan is prepaid on and after second anniversary of closing date and prior to third anniversary of closing date		0.01
Mandatory prepayment, percentage of net cash proceeds of indebtedness		100.00%
Mandatory prepayment, percentage of net cash proceeds of any non-ordinary course sale or other disposition of assets		100.00%
Reinvestment rights, period		12 months
Reinvestment rights, if contractually committed, period		18 months
Contractual committed, period		12 months
Mandatory prepayment, percentage of excess cash flow		75.00%
Repayment in 2015	$ 3,000,000
Quarterly repayment in 2016	9,000,000
Quarterly repayment in 2017	14,000,000
Quarterly repayment in 2018	19,000,000
New Page Holding Inc. | Term Loan | Floating Rate Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		8.25%
New Page Holding Inc. | Term Loan | Floating Rate Senior Secured Term Loan | Base rate
Debt Instrument [Line Items]
Variable rate		7.25%
New Page Holding Inc. | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, borrowing capacity		$ 350,000,000
New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term Debt			0	145,000,000
Letters of credit, outstanding				38,000,000
Credit facility, remaining borrowing capacity				$ 155,000,000
Interest rate at period end (percentage)				2.82%
Face amount			$ 0	$ 145,000,000
Minimum | New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		1.75%
Minimum | New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities | Base rate
Debt Instrument [Line Items]
Variable rate		0.75%
Maximum | New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		2.25%
Maximum | New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities | Base rate
Debt Instrument [Line Items]
Variable rate		1.25%
Biron and Rumford Mills | New Page Holding Inc. | Term Loan | Floating Rate Senior Secured Term Loan
Debt Instrument [Line Items]
Proceeds from sale of business	$ 16,000,000